Basis of preparation	12 Months Ended
Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Basis of preparation	Basis of preparation

1.1 Material accounting policies and key accounting estimates

The consolidated financial statements included in this Annual Report have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB) and in accordance with IFRS Accounting Standards as endorsed by the EU and further requirements in the Danish Financial Statements Act.

Measurement basis
The consolidated financial statements have been prepared on the historical cost basis except for derivative financial instruments, equity investments, marketable securities and trade receivables in a factoring portfolio, which are measured at fair value.

Material accounting policies
Apart from the general accounting policies, which are described in note 5.6, Novo Nordisk’s accounting policies are described in each of the individual notes to the consolidated financial statements. The accounting policies have been applied consistently in the preparation of the consolidated financial statements for all the years presented.

Key accounting estimates and judgements
The use of reasonable estimates and judgements is an essential part of the preparation of the consolidated financial statements. Given the uncertainties inherent in Novo Nordisk’s business activities, Management must make certain estimates regarding valuation and make judgements on the reported amounts of assets, liabilities, net sales, expenses and related disclosures.

The key accounting estimates identified are those that have a significant risk of resulting in a material adjustment to the carrying amount of assets and liabilities in the following reporting period. An example being the estimation of US sales deductions and provisions for sales rebates.

When determining estimates and assumptions, Management has assessed the qualitative and quantitative impact of climate-related matters. It is Management’s assessment that the effect of climate-related matters does not significantly impact estimates and assumptions.

Management bases its estimates on historical experience and various other assumptions that are held to be reasonable under the circumstances. The estimates and underlying assumptions are reviewed on an ongoing basis. If necessary, changes are recognised in the period in which the estimate is revised. Management considers the key accounting estimates to be reasonable and appropriate based on currently available information. The actual amounts may differ from the amounts estimated as more detailed information becomes available.

In addition, Management may make certain judgements in the process of applying the entity’s accounting policies, for example the classification of a transaction as an asset acquisition or a business combination.

Management regards those listed below as the key accounting estimates applied in the preparation of the consolidated financial statements. Refer to the specific notes for further information on the key accounting estimates as well as assumptions applied. Management did not identify material judgements made in the current reporting period apart from those involving estimations.

Key accounting estimates	Risk	Note(s)
Estimate of US sales deductions and provisions for sales rebates	High	2.1, 3.5
Estimate in determining the fair value of intangible assets and assessment of impairment of intangible assets	Medium	3.1
Estimate regarding deferred income tax assets and provision for uncertain tax positions	Medium	2.6
Estimate of ongoing legal disputes, litigation and investigations	Medium	3.5

Applying materiality
The consolidated financial statements are a result of processing large numbers of transactions and aggregating those transactions into classes according to their nature or function. The transactions are presented in classes of similar items in the consolidated financial statements. If a line item is not individually material, it is aggregated with other items of a similar nature in the consolidated financial statements or in the notes.

Management provides the specific disclosures required by IFRS unless the information is not applicable or is considered immaterial to the decision-making of the primary users of these financial statements.
1.2 Changes in accounting policies and disclosures

Management has assessed the impact of new or amended accounting standards and interpretations (IFRSs) issued by the IASB and IFRSs endorsed by the European Union effective on or after 1 January 2023. Management assessed that application of these has not had a material impact on the consolidated financial statements for 2023.
Furthermore, Management has assessed the impact of new or amended accounting standards and interpretations (IFRSs) issued by the IASB that have not yet become effective. No new or amended accounting standards or interpretations (IFRSs) have been early adopted. Management does not anticipate any significant impact on the consolidated financial statements in the period of initial application after the adoption of these amendments.